COMMITMENTS AND CONTINGENCIES (Details)	3 Months Ended
Mar. 31, 2021 USD ($)
Maximum [Member]
Commitments And Contingencies [Line Items]
Royalties payments in U.S cents depending on number of units sold	$ 30
Aggregate royalties payment	15,000
Minimum [Member]
Commitments And Contingencies [Line Items]
Royalties payments in U.S cents depending on number of units sold	$ 5